Transactions with Related Parties	12 Months Ended
Dec. 31, 2013
Transactions with Related Parties
Transactions with Related Parties

4. Transactions with Related Parties:

The amounts included in the accompanying consolidated balance sheets and consolidated statements of operations are as follows:

	December 31, 2012	December 31, 2013
Balance Sheet
Due to related party - Cardiff Marine Inc.	$(2,080)	$(3)
Due to related party - Tri-Ocean Heidmar	(43)	(43)
Due to related party - Cardiff Tankers	(2)	(181)
Due to related party - Fabiana	(918)	-
Due to related party – Sigma Blue Fin pool	-	(336)
Due to related party -Vivid	(1,707)	(48)
Due to related party - Total	(4,750)	(611)
Due from related party - TMS Bulkers	30,473	29,059
Due from related party - TMS Tankers	9,270	9,964
Due from related party - Sigma and Blue Fin pool	943	-
Due from related party - Total	$40,686	$39,023
Advances for vessels and drillships under construction - Cardiff/TMS Bulkers/ TMS Tankers, for the year	$7,648	$4,778
Vessels, net - Cardiff/TMS Bulkers/ TMS Tankers, for the year	7,472	6,815
Drilling rigs, drillships, machinery and equipment, net - Cardiff/Cardiff Drilling, for the year	-	5,692
Trade Accounts Receivable- Accrued Receivables- Sigma and Blue Fin pool	818	386
Other current assets - Sigma and Blue Fin pool	2,658	-
Other non-current assets - Sigma and Blue Fin pool	$275	$-

	Year ended December 31,
Statement of Operations	2011	2012	2013
Voyage Revenues - Sigma and Blue Fin pool	$12,655	$27,306	$5,306
Service Revenues, net - Cardiff/Cardiff Drilling	2,357	6,193	10,786
Voyage expenses - TMS Tankers	(158)	(507)	(1,483)
Voyage expenses - TMS Bulkers	(4,420)	(3,166)	(2,619)
Voyage expenses - TMS Dry	(236)	-	-
Voyage expenses – Cardiff Tankers	-	(166)	(1,423)
Gain on sale of assets – commissions - TMS Bulkers	(1,166)	(1,180)	(710)
Contract termination fees and other	-	(300)	(23,048)
General and administrative expenses:
Consultancy fees – Fabiana Services S.A.	(3,779)	(4,397)	(3,593)
Management fees - TMS Tankers	(2,293)	(5,151)	(8,362)
Management fees - TMS Bulkers	(26,771)	(26,518)	(27,803)
Management fees - TMS Dry	(1,602)	-	-
Consultancy fees – Vivid	(5,958)	(14,201)	(18,056)
Consultancy fees - Azara	-	-	(5,000)
Consultancy fees - Basset	-	(2,676)	(4,200)
Rent	(29)	(41)	-
Amortization of DryShips CEO stock based compensation	$(26,447)	$(12,663)	$(7,780)
Amortization of Ocean Rig's CEO stock based compensation	-	-	(1,358)

(Per day and per quarter information in the note below is expressed in United States Dollars/Euros)

TMS Bulkers Ltd. - TMS Tankers Ltd.:

Effective January 1, 2011, each of the Company's drybulk vessel-owning subsidiaries entered into new management agreements with TMS Bulkers Ltd. ("TMS Bulkers"), which replaced the Company's management agreements with Cardiff Marine Inc. ("Cardiff" or the "Manager"), a related technical and commercial management company incorporated in Liberia, that were effective as of September 1, 2010 through December 31, 2010 and each of the Company's tanker ship-owning subsidiaries entered into new management agreements with TMS Tankers Ltd. ("TMS Tankers") together the "Managers". The Managers are beneficially majority owned by Mr. George Economou, the Company's Chairman, President and Chief Executive Officer.

TMS Bulkers provides comprehensive drybulk ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Bulkers' commercial management services include operations, chartering, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. Each new vessel management agreement provides for a fixed management fee, the same fee as was charged by Cardiff under the Company's previous management agreements effective from September 1, 2010, of Euro 1,500 ($2,069 based on the Euro/U.S. Dollar exchange rate at December 31, 2013) per vessel per day, which is payable in equal monthly installments in advance and is automatically adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. Effective January 1, 2012, the fixed management fee was adjusted by 3% to Euro 1,545 ($2,131 based on the Euro/U.S. Dollar exchange rate at December 31, 2013).

If TMS Bulkers is requested to supervise the construction of a newbuilding vessel, in lieu of the management fee, the Company will pay TMS Bulkers an upfront fee equal to 10% of the budgeted supervision cost. For any additional attendance above the budgeted superintendent expenses, the Company will be charged extra at a standard rate of Euro 500 (or $690 based on the Euro/U.S. Dollar exchange rate as of December 31, 2013) per day.

TMS Tankers provides comprehensive tanker ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Tankers' commercial management services include operations, chartering, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. Under the management agreements, TMS Tankers is entitled to a daily management fee per vessel of Euro 1,700 ($2,344 based on the Euro/U.S. Dollar exchange rate at December 31, 2013), payable in equal monthly installments in advance and automatically adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. Effective January 1, 2012, the fixed management fee was adjusted by 3% to Euro 1,751 ($2,415 based on the Euro/U.S. Dollar exchange rate at December 31, 2013). TMS Tankers is entitled to a construction supervisory fee of 10% of the budget for the vessels under construction, payable up front in lieu of the fixed management fee.

Under their respective agreements, the Managers are also entitled to (i) a discretionary incentive fee, (ii) a commission of 1.25% on charter hire agreements that are arranged by the Managers; and (iii) a commission of 1% of the purchase price on sales or purchases of vessels in the Company's fleet that are arranged by the Managers.

In the event that the management agreements are terminated for any reason other than a default by the Managers or change of control of the Company's ownership, the Company will be required to pay the management fee for a further period of three calendar months as from the date of termination.

In the event of a change of control of the Company's ownership the Company will be required to pay the Managers a termination payment, representing an amount equal to the estimated remaining fees payable to the Managers under the then current term of the agreement which such payment shall not be less than the fees for a period of 36 months and not more than a period of 48 months.

Each management agreement has an initial term of five years and will be automatically renewed for a five year period and thereafter extended in five year increments, unless the Company provides notice of termination in the fourth quarter of the year immediately preceding the end of the respective term.

Transactions with TMS Bulkers and TMS Tankers in Euros were settled on the basis of the average U.S. Dollar rate on the invoice date.

TMS Dry Ltd.: OceanFreight Inc. ("OceanFreight") which was acquired by the Company on August 24, 2011, contracted the technical and commercial management of its drybulk vessels to TMS Dry Ltd. ("TMS Dry"), a related party entity beneficially owned by the Company's Chairman, President and Chief Executive Officer, Mr. George Economou.

TMS Dry was engaged under separate vessel management agreements directly by OceanFreight's wholly-owned, vessel - owning subsidiaries. Under the vessel management agreements, OceanFreight paid a daily management fee per vessel, covering also a superintendent's fee per vessel plus expenses for any services performed relating to the evaluation of the vessel's physical condition, supervision of shipboard activities or attendance upon repairs and drydockings. At the beginning of each calendar year, these fees were adjusted upwards according to the Greek consumer price index by not less than 3% and not more than 5%. In the event that the management agreements were terminated for any reason other than TMS Dry's default, OceanFreight was required (i) to pay management fees for a further period of three calendar months as from the date of termination; and (ii) to pay an equitable proportion of any severance crew costs which materialized as per applicable Collective Bargaining Agreement (CBA). TMS Dry was entitled to a daily management fee per vessel of Euro 1,500 ($2,069 based on the Euro/U.S. Dollar exchange rate at December 31, 2013) for the drybulk vessels. TMS Dry was also entitled to (i) a discretionary incentive fee; (ii) extra superintendents' fees of Euro 500 ($690 based on the Euro/U.S. Dollar exchange rate at December 31, 2013) per day; (iii) a commission of 1.25% on charter hire agreements; and (iv) a commission of 1% of the purchase price on sale or purchases of vessels in OceanFreight's fleet. Furthermore, TMS Dry was entitled to a supervision fee payable upfront for vessels under construction equal to 10% of the approved annual budget for supervision costs in lieu of the fixed management fee.

On July 25, 2011, OceanFreight, TMS Dry and TMS Bulkers entered into an agreement providing for the termination of the management agreements with TMS Dry upon completion of the merger (Note 8). Under this agreement TMS Dry received (a) $6,600 due to the change of control and waived its contractual entitlement to seek fees for three years; and (b) $2,400 commission due to the merger transaction. Effective January 1, 2012, the Company entered into novation agreements for each of the eleven OceanFreight vessels and hulls with TMS Bulkers. The terms are identical to those in the previous management agreements with TMS Dry, taking into account, the adjustments in TMS Bulkers in 2012.

Transactions with TMS Dry in Euros were settled on the basis of the average USD rate on the invoice date.

Global Services Agreement: On December 1, 2010, the Company entered into a Global Services Agreement with Cardiff, effective December 21, 2010, pursuant to which the Company engaged Cardiff to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company's majority-owned subsidiary, Ocean Rig. Under the Global Services Agreement, Cardiff, or its subcontractor, (i) provided consulting services related to the identification, sourcing, negotiation and arrangement of new employment for offshore assets of the Company and its subsidiaries, including the Company's drilling units; and (ii) identified, sourced, negotiated and arranged the sale or purchase of the offshore assets of the Company and its subsidiaries, including the Company's drilling units. In consideration of such services, the Company paid Cardiff a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities.

Effective January 1, 2013, the Company terminated the Global Services Agreement with Cardiff. The Global Services Agreement has been replaced by the New Global Services Agreement, effective January 1, 2013, between Ocean Rig Management Inc. ("Ocean Rig Management"), a wholly-owned subsidiary of Ocean Rig and Cardiff Drilling Inc. ("Cardiff Drilling"), formerly known as Cardiff Oil & Gas Management, a company controlled by the Company's Chairman, President and Chief Executive Officer, Mr. George Economou, on the same terms and conditions as in the previous Global Services Agreement between the Company and Cardiff, except that under the New Global Services Agreement, Ocean Rig is obligated to pay directly the fees of 1.0% in consideration of employment arrangements under the agreement and $0.75% in consideration of purchase and sale activities under the agreement, whereas under the Global Services Agreement, those fees were paid by DryShips Inc.

Transactions with Cardiff in Euros were settled on the basis of the average USD rate on the invoice date.

Mr. George Economou: As the Company's Chairman, President, Chief Executive Officer ("CEO") and principal shareholder, with a 14.7% shareholding as of December 31, 2013, Mr. George Economou has the ability to exert influence over the operations of the Company. In April 2012, companies affiliated with the Company's Chairman, President and Chief Executive Officer purchased a total of 2,185,000 common shares of Ocean Rig in the public offering by Ocean Rig of common shares of Ocean Rig owned by DryShips, that was completed on April 17, 2012 (Note 13). During March 2013, the Company accepted an offer from a company affiliated with Mr. George Economou for the sale of two Very Large Ore Carriers (VLOC) newbuildings (Note 6).

Fabiana Services S.A.: Under the consultancy agreements effective from February 3, 2005, between the Company and Fabiana Services S.A. ("Fabiana"), a related party entity incorporated in the Marshall Islands, Fabiana provides consultancy services relating to the services of Mr. George Economou in his capacity as Chief Executive Officer of the Company (Note 14).

On January 25, 2010, the Compensation Committee approved that a bonus in the form of 4,500,000 shares of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2009 as well as for anticipated services during the years 2010, 2011 and 2012. The shares vest over a period of three years, with 1,000,000 shares vesting on the grant date; 1,000,000 shares vesting on December 31, 2010 and 2011 respectively; and 1,500,000 shares vesting on December 31, 2012. In addition, the annual remuneration to be awarded to Fabiana under the consultancy agreement was increased to Euro 2.7 million ($3.7 million based on the exchange rate as of December 31, 2013).

On January 12, 2011, the Compensation Committee approved a $4 million bonus and 9,000,000 shares of the Company's common stock payable to Fabiana for the provision of the services of the Company's Chief Executive Officer during 2010. The shares were granted to Fabiana and vest over a period of eight years, with 1,000,000 shares to vest on the grant date and 1,000,000 shares to vest annually on December 31, 2011, through 2018, respectively.

On August 20, 2013, the Compensation Committee approved that a bonus in the form of 1,000,000 shares of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2012. The shares vest over a period of two years with 333,334 shares vesting on the grant date, 333,333 shares vesting on August 20, 2014 and, 333,333 vesting on August 20, 2015, respectively.

Azara Services S.A.: Under the consultancy agreement entered on September 9, 2013 and effective from January 1, 2013, between Ocean Rig's wholly owned subsidiary, Eastern Med Consultants Inc. and Azara Services S.A. ("Azara"), a related party entity incorporated in the Republic of Marshall Islands, Azara provides consultancy services relating to the services of Mr. George Economou in his capacity as Chief Executive Officer of Ocean Rig. The annual remuneration to be awarded to Azara under the consultancy agreement is $2,500 in cash. For the year ended December 31, 2013, the Company incurred costs of $5,000, related to this agreement which are included in “General and Administrative expenses” in the consolidated statement of operations, including a sign on bonus of $2,500. In addition, on August 20, 2013, Ocean Rig's Compensation Committee approved a sign-on bonus of 150,000 shares of Ocean Rig's common stock to Azara, relating to the services of Mr. George Economou as Chief Executive Officer of Ocean Rig. The shares vest over a period of two years with 50,000 shares vesting on the grant date, 50,000 shares vesting on August 20, 2014 and, 50,000 vesting on August 20, 2015, respectively. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $17.56 per share.

Basset Holdings Inc.: Under the consultancy agreement effective from June 1, 2012, between Ocean Rig's wholly owned subsidiary, Eastern Med Consultants Inc and Basset Holdings Inc. ("Basset"), a related party entity incorporated in the Republic of Marshall Islands, Basset provides consultancy services relating to the services of Mr. Anthony Kandylidis in his capacity as Executive Vice-President of Ocean Rig. The annual remuneration to be awarded to Basset under the consultancy agreement is Euro 0.9 million ($1.2 million based on the Euro/U.S. Dollar exchange rate as of December 31, 2013). For the year ended December 31, 2012, the Company incurred costs of $2.7 million including a sign on bonus of Euro 1.5 million ($1.8 million based on the Euro/U.S. Dollar exchange rate as of December 31, 2012) related to this agreement. On August 20, 2013 the Compensation Committee of Ocean Rig approved that a cash bonus of $3.0 million be paid to Basset for the contribution of Mr. Antony Kandylidis for Executive Vice President's services. For the period ended December 31, 2013, the Company incurred costs of $4.2 million (including a cash bonus of $3 million) related to this agreement.

Cardiff Tankers Inc.: Under certain charter agreements for the Company's tankers, Cardiff Tankers Inc. ("Cardiff Tankers"), a related party entity incorporated in the Republic of the Marshall Islands, is entitled to a 1.25% commission on the charter hire agreements.

Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010 between the Company and Vivid Finance Limited ("Vivid"), a company controlled by the Chairman, President and Chief Executive Officer of the Company Mr. George Economou, Vivid provides the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments, and (iii) the raising of equity or debt in the capital markets. In exchange for its services, Vivid is entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; (ii) at any time by the mutual agreement of the parties.

Effective January 1, 2013 the Company, amended the agreement with Vivid to limit the scope of the services provided under the agreement to DryShips Inc. and its subsidiaries or affiliates, except for Ocean Rig and its subsidiaries.  In essence, post-amendment, the consultancy agreement between the DryShips Inc. and Vivid is in effect for the Company's tanker and drybulk shipping segments only.

Effective January 1, 2013, Ocean Rig Management Inc., a wholly-owned subsidiary of Ocean Rig, entered into a new consultancy agreement with Vivid, on the same terms and conditions as in the consultancy agreement, dated as of September 1, 2010, between DryShips Inc. and Vivid, except that under the new agreement, Ocean Rig is obligated to pay directly the fee of 0.20% to Vivid on the total transaction amount in consideration of the services provided by Vivid in respect of Ocean Rig's offshore drilling business, whereas under the consultancy agreement between DryShips Inc. and Vivid, this fee was paid by DryShips Inc.

Legal services: Mr. Savvas D. Georghiades, a member of the Ocean Rig's board of directors, provides legal services to certain subsidiaries through his law firm, Savvas D. Georghiades, Law Office. In the years ended December 31, 2011,

2012, 2013 the Company expensed and paid fees amounting to Euro 47,390 ($61 based on the Euro/U.S. Dollar exchange rate at December 31, 2011), Euro 41,623 ($55 based on the Euro/U.S. Dollar exchange rate at December 31, 2012) and Euro 13.193 ($18 based on the Euro/U.S. Dollar exchange rate at December 31, 2013) respectively for the legal services provided by Mr. Georghiades. No balance due to Mr. Savvas D. Georghiades existed as of December 31, 2012 and 2013.

Lease Agreement: The Company leased office space in Athens, Greece from a son of Mr. George Economou until December 31, 2012.

Sigma Tankers Inc. pool and Blue Fin Tankers Inc. pool: Three of the Suezmax tankers, Vilamoura, Lipari and Petalidi, operated in the Blue Fin Tankers pool ("Blue Fin") until the termination of the pooling agreements with Blue Fin relating to such vessels in October 2012, March 2013 and November 2012, respectively. The Aframax tankers Saga, Daytona, and Belmar and Calida operated in the Sigma Tanker Pool (“Sigma”) until the termination of the pooling agreements with Sigma relating to such vessels in April 2012, October 2012, January 2013 and October 2013, respectively. Sigma and Blue Fin are spot market pools managed by Heidmar Inc. Mr. George Economou is a member of the Board of Directors of Heidmar Inc.

Steel Wheel Investments Limited: Under an agreement between OceanFreight and Steel Wheel Investments Limited ("Steel Wheel"), a company controlled by the OceanFreight's former Chief Executive Officer, Mr. Antony Kandylidis, Steel Wheel provided consulting services to OceanFreight in connection with the duties of OceanFreight's Chief Executive Officer for an annual fee plus a discretionary cash bonus which had been approved by the Compensation Committee of OceanFreight. Such fees and bonuses for the year ended December 31, 2011, amounted to Euro 305 ($420 based on the Euro/U.S. Dollar exchange rate at December 31, 2013).

On July 25, 2011, OceanFreight and Steel Wheel signed an addendum to the initial consultancy agreement providing for the termination of the agreement upon completion of OceanFreight's merger with Dryships discussed above. Following the termination of the agreement Steel Wheel received $3,807 (Euro 2.7 million) as provided in the related change of control clause.